Share Capital (Schedule of Summary of Options and Warrants Outstanding) (Details)	12 Months Ended
	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares	Jun. 30, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	7,500,000	4,500,000
Option Exercisable	7,500,000
Expiry Date	30 June 2021
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	32,000,000	31,350,000	2,000,000	2,550,000
0.15 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	7,500,000
Option Exercisable	7,500,000
Exercise Price/Price Per Share | $ / shares	$ 0.05
Expiry Date	30 June 2021
0.05 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	14,000,000
Exercise Price/Price Per Share | $ / shares	$ 0.05
Expiry Date	30 June 2020
0.05 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	1,000,000
Exercise Price/Price Per Share | $ / shares	$ 0.05
Expiry Date	30 June 2020
0.05 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	6,000,000
Exercise Price/Price Per Share | $ / shares	$ 0.05
Expiry Date	30 June 2021
0.05 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	7,000,000
Exercise Price/Price Per Share | $ / shares	$ 0.05
Expiry Date	30 June 2021
0.05 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	4,000,000
Exercise Price/Price Per Share | $ / shares	$ 0.05
Expiry Date	30 June 2021